Tax matters	12 Months Ended
Dec. 31, 2017
Tax matters
Tax matters

22.  Tax matters

The components of current and deferred income tax expense (benefit) are as follows:

	2017	2016	2015
	US$'000	US$'000	US$'000
Consolidated income statement
Current income tax
Current income tax charge/(credit)	30,491	(14,885)	42,544
Adjustments in current income tax in respect of prior years	753	1,220	—
Total	31,244	(13,665)	42,544

Deferred tax
Origination and reversal of temporary differences	(14,857)	(33,030)	7,398
Impact of tax rate changes	(31,688)	—	—
Adjustments in deferred tax in respect of prior years	480	—	—
	(46,065)	(33,030)	7,398

	(14,821)	(46,695)	49,942

The Company has significant business operations in Spain, France, South Africa and the United States. The following is a reconciliation of a weighted blended statutory income tax rate to our effective tax rate for the years ended December 31, 2017, 2016, and 2015:

	2017	2016	2015
	US$'000	US$'000	US$'000
Accounting profit/(loss) before income tax	(20,643)	(405,308)	(8,530)
At weighted effective tax rate of 31% (2016: 31% and 2015: 28%)	(6,399)	(125,645)	(2,388)
	—	—
Other non-taxable income/(expenses)	18,374	81,648	19,454
Movements in unprovided deferred tax	7,138	15,326	35,754
US tax rate change	(31,257)	—	—
Differing territorial tax rates	2	(22,949)	4,859
Adjustments in respect of prior periods	1,233	—	—
Other items	(845)	890	—
Permanent differences	(227)	5,196	(4,799)
Incentives and deductions	(3,188)	(1,161)	(2,938)
Total State, Local and Other taxes	348	—	—
Income tax (expense)/benefit	(14,821)	(46,695)	49,942

The Tax Cuts and Jobs Act (“TCJA”) was enacted into law on December 22, 2017. The material impact of the TCJA on the Company's 2017 position was a deferred tax credit of $31.2 million representing the remeasurement of the Company’s U.S. net deferred tax liability as a consequence of the reduction of the U.S. federal corporate statutory tax rate from 35% to 21% with effect from January 1, 2018.  In addition, a one off tax charge of $1.7 million has been included representing the Company’s best estimate of its liability for the one-time transition tax imposed by the TCJA on certain of its historic non-U.S. earnings. Further work will be performed during 2018 to refine this estimate, but any change in the amount provided resulting from this work is not expected to be material. While the Company continues to evaluate the effect of the provisions that will impact 2018, noting that further guidance and regulations on the new legislation are expected to be released during the year, no other significant impacts of the change in law have been identified.  Therefore in future periods the Company's effective tax rate is expected to decrease as a result of the reduction in the U.S. federal tax rate.

Deferred taxes

The changes in deferred tax assets and liabilities in 2017, 2016 and 2015 were as follows:

	Deferred Tax	Deferred Tax
	Assets	Liabilities
	US$'000	US$'000
Balance at January 1, 2016	39,070	191,748
Increases	27,920	9,150
Business combination (Note 5)	337	—
Decreases	(21,056)	(62,128)
Exchange differences	(1,321)	765
Balance at December 31, 2016	44,950	139,535
Discontinued operations	1,948	11,667
Increase	10,805	14,643
Decrease	(4,346)	(47,665)
Exchange differences	2,491	(2,463)
Balance at December 31, 2017	55,848	115,717

Significant components of the Company’s deferred tax assets and liabilities at December 31, 2017 and 2016 consist of the following:

	2017	2016
	US$'000	US$'000
Deferred tax assets:
Non-current assets	465	8,822
Provisions	25,534	15,418
Depreciation and amortization charge	6,598	807
Hedging instruments	1,239	199
Tax losses, incentives, reductions and credits carryforwards	20,723	19,391
Other	1,289	313
Total	55,848	44,950
Deferred tax liabilities:
Non-current assets	8,428	—
Depreciation and amortization charge	86,356	132,481
Inventories	243	1,441
Other	20,690	5,613
Total	115,717	139,535

Net Total Deferred Tax Asset / (Liability)	(59,869)	(94,585)

Presented in the statement of financial position as follows:
Deferred tax assets	5,273	44,950
Deferred tax liabilities	65,142	139,535

Net Total Deferred Tax Asset / (Liability)	(59,869)	(94,585)

Management of tax risks

The Company is committed to conducting its tax affairs consistent with the following objectives:

(i)	to comply with relevant laws, rules, regulations, and reporting and disclosure requirements in whichever jurisdiction it operates;
(ii)	to maintain mutual trust, transparency and respect in its dealings with all tax authorities; and
(iii)	to adhere with best practice and comply with the Company's internal corporate governance procedures, including but not limited to its Code of Conduct

In the jurisdictions in which the Company operates, tax returns cannot be deemed final until they have been audited by the tax authorities or until the statute-of-limitations has expired. The number of open tax years subject to examination varies depending on the tax jurisdiction. In general, the Company has the last four years open to review. The criteria that the tax authorities might adopt in relation to the years open for review could give rise to tax liabilities which cannot be quantified.